Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		09/30/2010

		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     November 5, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      436     5053 SH       SOLE                                       5053
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     2229   115675 SH       SOLE                                     115675
ALTRIA GROUP (fka Philip Morri COM              02209S103      227     9225 SH       SOLE                                       9225
ANALOG DEVICES                 COM              032654105      952    25275 SH       SOLE                                      25275
ANNALY CAPITAL MANAGEMENT IN   COM              035710409      815    45500 SH       SOLE                                      45500
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6159   879910 SH       SOLE                                     879910
APPLE COMPUTER INC.            COM              037833100     8063    24996 SH       SOLE                                      24996
AT&T INC                       COM              00206R102      316    10756 SH       SOLE                                      10756
BALTIC TRADING LTD             COM              Y0553W103     1818   178060 SH       SOLE                                     178060
BANK OF AMERICA CORP           COM              060505104      267    20040 SH       SOLE                                      20040
BARNES & NOBLE                 COM              067774109     3723   263117 SH       SOLE                                     263117
BELDEN CDT INC                 COM              077454106      620    16835 SH       SOLE                                      16835
BERKSHIRE HATHAWAY INC - CL A  COM              084670108      602        5 SH       SOLE                                          5
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      673     8401 SH       SOLE                                       8401
BGC PARTNERS INC-CL A          COM              05541T101     6221   748575 SH       SOLE                                     748575
BJ'S RESTAURANTS INC           COM              09180C106      879    24800 SH       SOLE                                      24800
BRISTOL MYERS SQUIBB COM       COM              110122108      471    17775 SH       SOLE                                      17775
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     3798   361375 SH       SOLE                                     361375
CANADIAN NATL RAILWAY CO       COM              136375102     2560    38520 SH       SOLE                                      38520
CATERPILLAR INC.               COM              149123101      456     4868 SH       SOLE                                       4868
CELGENE CORP                   COM              151020104      397     6705 SH       SOLE                                       6705
CHECK POINT SOFTWARE TECH      COM              M22465104     6389   138115 SH       SOLE                                     138115
CHEVRON CORP (fmly ChevronTexa COM              166764100     2736    29986 SH       SOLE                                      29986
CHINA INFORMATION TECHNOLOGY   COM              16950L109      373    71500 SH       SOLE                                      71500
COCA COLA COMPANY              COM              191216100      654     9939 SH       SOLE                                       9939
CONOCOPHILLIPS                 COM              20825C104     2969    43599 SH       SOLE                                      43599
CONSOLIDATED GRAPHICS INC      COM              209341106      230     4745 SH       SOLE                                       4745
DISNEY WALT CO DEL COM         COM              254687106      284     7577 SH       SOLE                                       7577
DUKE ENERGY CORP-NEW           COM              26441C105     1628    91410 SH       SOLE                                      91410
EAST WEST BANCORP INC          COM              27579R104      235    12000 SH       SOLE                                      12000
EXXON MOBIL CORPORATION        COM              30231G102     1712    23410 SH       SOLE                                      23410
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      198    14166 SH       SOLE                                      14166
FRONTIER COMMUNICATIONS CORP   COM              35906A108     3134   322122 SH       SOLE                                     322122
GENERAL ELECTRIC CO COM        COM              369604103     1772    96879 SH       SOLE                                      96879
GFI GROUP INC.                 COM              361652209     4940  1053340 SH       SOLE                                    1053340
GOOGLE INC - CL A              COM              38259P508     5513     9282 SH       SOLE                                       9282
HALLIBURTON CO.                COM              406216101     7204   176427 SH       SOLE                                     176427
HALOZYME THERAPEAUTICS INC     COM              40637h109     1242   156760 SH       SOLE                                     156760
HESS CORP (fmly Amerada Hess C COM              42809H107      363     4740 SH       SOLE                                       4740
HOLOGIC INC                    COM              436440101      429    22790 SH       SOLE                                      22790
INTEL CORP COM                 COM              458140100     1532    72870 SH       SOLE                                      72870
INTERNATIONAL BUSINESS MACHINE COM              459200101     1354     9229 SH       SOLE                                       9229
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2036   115090 SH       SOLE                                     115090
ISHARES S&P GLOBAL MATERIALS   COM              464288695      733    10010 SH       SOLE                                      10010
J.P. MORGAN CHASE & CO         COM              46625H100      647    15258 SH       SOLE                                      15258
JOHNSON & JOHNSON COM          COM              478160104     3084    49865 SH       SOLE                                      49865
KIMBERLY CLARK                 COM              494368103      588     9320 SH       SOLE                                       9320
KINDER MORGAN ENERGY PARTNERS  COM              494550106      564     8025 SH       SOLE                                       8025
KRAFT FOODS INC. - CLASS A     COM              50075N104     1413    44850 SH       SOLE                                      44850
LEXINGTON CORPORATE PPTYS TR   COM              529043101     3766   473750 SH       SOLE                                     473750
MARATHON OIL CORP              COM              565849106     2944    79505 SH       SOLE                                      79505
MERCK and CO INC               COM              58933Y105     1955    54245 SH       SOLE                                      54245
MICROCHIP TECHNOLOGY INC       COM              595017104     4635   135500 SH       SOLE                                     135500
MICROSOFT                      COM              594918104      231     8284 SH       SOLE                                       8284
MOMENTA PHARMACEUTICALS INC    COM              60877T100     1349    90110 SH       SOLE                                      90110
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1435   271750 SH       SOLE                                     271750
NORTHROP GRUMMAN CORP          COM              666807102     1108    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1390    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      605    19314 SH       SOLE                                      19314
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      560    39980 SH       SOLE                                      39980
PEPSICO INC COM                COM              713448108      501     7675 SH       SOLE                                       7675
PFIZER INC.                    COM              717081103      454    25937 SH       SOLE                                      25937
PROCTER & GAMBLE CO.           COM              742718109     1093    16990 SH       SOLE                                      16990
RADIOSHACK CORP                COM              750438103      778    42100 SH       SOLE                                      42100
REDWOOD TRUST INC              COM              758075402     6159   412510 SH       SOLE                                     412510
SARA LEE                       COM              803111103     1900   108525 SH       SOLE                                     108525
SCHLUMBERGER LTD COM           COM              806857108      558     6685 SH       SOLE                                       6685
SHIP FINANCE INTL LTD          COM              G81075106     9284   431435 SH       SOLE                                     431435
SIGNATURE GROUP HOLDING INC    COM              82610c100       18    24925 SH       SOLE                                      24925
SPECTRA ENERGY CORP            COM              847560109     1801    72050 SH       SOLE                                      72050
STARBUCKS CORP                 COM              855244109      898    27964 SH       SOLE                                      27964
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109      931    75875 SH       SOLE                                      75875
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     3984    76424 SH       SOLE                                      76424
TEXAS INSTRUMENTS INC.         COM              882508104      414    12725 SH       SOLE                                      12725
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      451    12596 SH       SOLE                                      12596
BAC CAPITAL TRUST III          PFD              05518E202     3466   142525 SH       SOLE                                     142525
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2833   127560 SH       SOLE                                     127560
CITIGROUP CAPITAL VII          PFD              17306N203     3989   160525 SH       SOLE                                     160525
COUNTRYWIDE CAPITAL V          PFD              222388209     4111   167125 SH       SOLE                                     167125
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     3248   135970 SH       SOLE                                     135970
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3403   151775 SH       SOLE                                     151775
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      293    12100 SH       SOLE                                      12100
ARTIO INTERNATIONAL EQY II-I                    04315j837      212 17017.387SH       SOLE                                 17017.387
CENTRAL FUND CANADA CL A                        153501101      533 25700SH           SOLE                                 25700